13F-HR
1
t4724914b.txt

		UNITED STATES SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				  Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ];                   Amendment Number: ___
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Touradji Capital Management, LP
Address:	101 Park Avenue
		48th Floor
		New York, New York 10178
		U.S.A.

Form 13F File Number: 28-11655

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Thomas S. Dwan
Title:	Attorney-in-fact for Paul Touradji, Managing Member
Phone:	(212) 984-8899

Signature, Place, and Date of Signing:

Thomas S. Dwan		New York, New York    	August 12, 2011
---------------		------------------	-------------
[Signature]		[City, State]		[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)
[ ]  	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)
[ ]  	13F COMBINATION REPORT. (Check here if a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported by
	other reporting manager(s).)

				Form 13F SUMMARY PAGE

				   Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total: $109,323 (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,other than the manager filing this report.

No. 1

Form 13F File Number: 28-11987
Name:  Paul Touradji

No. 2

Form 13F File Number: 28-11656
Name:  Touradji Global Resources Master Fund, Ltd.



 Form 13F Information Table

          Column 1            Column 2           Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                                    Voting Authority
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Name of Issuer             Title of Class     CUSIP        Value   Shrs/Prn   SH/   Put/   Investment    Other    Sole    Shared
                                                         (x$1000)   Amt      PRN   Call   Discretion   Managers
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
ARCH COAL INC	                 COM             039380100  232	      8,708	 SH           DEFINED      1        8,708
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
ARCH COAL INC	                 COM             039380100  2,434     91,292     SH           DEFINED      1, 2     91,292
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
BARRICK GOLD CORP                COM             067901108  5,232     115,530    SH           DEFINED      1        115,530
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
BARRICK GOLD CORP                COM             067901108  49,433    1,091,470  SH           DEFINED      1, 2     1,091,470
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CATERPILLAR INC			 COM       	 149123951  13        198        SH    PUT    DEFINED      1        198
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
CATERPILLAR INC			 COM       	 149123951  85        1,302      SH    PUT    DEFINED      1, 2     1,302
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
FREEPORT-MCMORAN COPPER & GOLD   COM             35671D857  790       14,942     SH           DEFINED      1        14,942
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
FREEPORT-MCMORAN COPPER & GOLD   COM             35671D857  7,584     143,358    SH           DEFINED      1, 2     143,358
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
METALS USA HOLDINGS CORP         COM             59132A104  467       31,313     SH           DEFINED      1        31,313
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
METALS USA HOLDINGS CORP         COM             59132A104  4,748     318,687    SH           DEFINED      1, 2     318,687
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           SPON ADR        71654V408  2,317     68,423     SH           DEFINED      1        68,423
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           SPON ADR        71654V408  24,483    723,055    SH           DEFINED      1, 2     723,055
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---





 Form 13F Information Table

          Column 1            Column 2           Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                                    Voting Authority
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
Name of Issuer             Title of Class     CUSIP        Value   Shrs/Prn   SH/   Put/   Investment    Other    Sole    Shared
                                                         (x$1000)   Amt      PRN   Call   Discretion   Managers
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           SP ADR NON VTG  71654V101  995        32,419     SH           DEFINED      1        32,419
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROLEO BRASILEIRO SA           SP ADR NON VTG  71654V101  10,510     342,581    SH           DEFINED      1, 2     342,581
- ------------------------ --------------- ----------------- ---------- ----- ------ ------------ -------- --------- ------- ---




REPORT SUMMARY   14  DATA RECORDS           $109,323 (thousands)       2  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

